Revenue - Operating leases (Details) - Property Available for Operating Lease - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Operating leases, future minimum payments receivable, remainder of fiscal year	$ 114.5
Operating leases, future minimum payments receivable, in two years	406.2
Operating leases, future minimum payments receivable, in three years	372.9
Operating leases, future minimum payments receivable, in four years	333.2
Operating leases, future minimum payments receivable, in five years	291.9
Operating leases, future minimum payments receivable, thereafter	765.1
Property subject to or available for operating lease, gross	3,600.0	$ 2,900.0
Property subject to or available for operating lease, net	2,900.0	2,200.0
Property Subject to or Available for Operating Lease, Accumulated Depreciation	$ 708.0	$ 646.2